Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability
The following tables show the hierarchy in the Bank’s financial asset and liability at
fair value measurement, as of December 31, 2021 and 2020:

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	26,624,503
Financial institutions	145,701,649
Other	6,426
Debt Securities at fair value through profit or loss			32,406,588	31,000,826	289,009	1,116,753
Derivative financial instruments			1,296	396	900
Repo transactions
BCRA	31,405,801
Other financial assets	33,069,312		2,070,550	2,039,529		31,021
Loans and other financing
To the non-financial government sector	2,375,900
Other financial institutions	1,510,255
To the non-financial private sector and foreign residents
Overdraft	24,393,228
Documents	42,305,869
Mortgage loans	41,691,947
Pledge loans	7,560,640
Personal loans	97,887,634
Credit cards	94,963,074
Leases	477,990
Other (1)	39,194,551
Other debt Securities	24,042,051	261,934,556		145,515,549	116,419,007
Financial assets delivered as guarantee	17,964,257
Equity instruments at fair value through profit or loss			3,781,006	67,490		3,713,516

Total financial assets	631,175,087	261,934,556	38,259,440	178,623,790	116,708,916	4,861,290

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Financial liabilities
Deposits
From the non-financial government sector	56,402,528
From the financial sector	961,192
From the non-financial private sector and foreign residents
Checking accounts	100,868,512
Savings accounts	185,245,996
Time deposits and investment accounts	229,654,054
Other	15,718,422
Liabilities at fair value through profit or loss		1,501,421	126,311	1,627,732
Derivative financial instruments			2,532		2,532
Other financial liabilities	67,935,119
Financing received from BCRA and other financial entities	437,726
Issued corporate bonds	2,990,809
Subordinated corporate bonds	41,974,169

Total financial liabilities	702,188,527	1,501,421	128,843	1,627,732	2,532

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	38,373,382
Financial institutions	157,793,718
Other	7,943
Debt Securities at fair value through profit or loss			82,991,433	82,420,193	10	571,230
Derivative financial instruments			1,493,533		10,916	1,482,617
Repo transactions
BCRA	59,503,764
Other financial assets	27,593,415		913,864	874,349		39,515
Loans and other financing
To the non-financial government sector	5,455,960
Other financial institutions	2,754,079
To the non-financial private sector and foreign residents
Overdraft	26,583,643
Documents	41,198,756
Mortgage loans	38,355,185
Pledge loans	5,019,644
Personal loans	106,049,719
Credit cards	97,004,890
Leases	178,960
Other (1)	65,954,921
Other debt Securities	46,963,661	268,683,871		174,213,033	94,470,838
Financial assets delivered as guarantee	20,522,947	1,050,173		1,050,173
Equity instruments at fair value through profit or loss			7,876,588	14,876		7,861,712

Total financial assets	739,314,587	269,734,044	93,275,418	258,572,624	94,481,764	9,955,074

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	111,040,851
From the financial sector	1,051,180
From the non-financial private sector and foreign residents
Checking accounts	98,717,496
Savings accounts	209,574,132
Time deposits and investment accounts	274,362,919
Other	42,967,625
Derivative financial instruments			347	347
Repo transactions
Other financial institutions	933,682
Other financial liabilities	74,287,265
Financing received from BCRA and other financial entities	1,387,310
Issued corporate bonds	7,436,745
Subordinated corporate bonds	51,773,419

Total financial liabilities	873,532,624		347	347

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique	Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2021
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments

Amount at the beginning	571,230	39,515	7,861,712	1,482,617
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	352,566	1,829	(1,456,561)	(1,045,763)
Recognition and derecognition	502,430	5,135	(22,299)
Monetary effects	(309,473)	(15,458)	(2,669,336)	(436,854)

Amount at the end of the fiscal year	1,116,753	31,021	3,713,516

Reconciliation	As of December 31, 2020
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments

Amount at the beginning	1,674,888	47,266	5,357,799	1,161,481
Transfers to Level 3
Transfers f rom Level 3
Profit and loss (1)	313,643	14,297	3,939,180	629,470
Recognition and derecognition	(1,194,786)	(9,820)	25,828
Monetary effects	(222,515)	(12,228)	(1,461,095)	(308,334)

Amount at the end of the fiscal year	571,230	39,515	7,861,712	1,482,617

(1)	Profit and loss are recorded in “Net gain from measurement of financial instruments at fair value”.

Summary of Sensitivity Analysis Related to WACC
Prisma Medios de Pago SA equity (49%) plus minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.00%	3.00%	4.00%
	97.5%	370.9	391.8	416.5
WACC	100%	366.2	386.8	411.1
	102.5%	361.7	381.9	405.9

Summary of Sensitivity Analysis Related to Put Option Per Share
Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:
Sensibility - US$
Volatility

		10.0%	12.0%	15.0%
	95%	1.08	1.16	1.26
EBITDA	100%	1.26	1.31	1.42
	105%	1.43	1.48	1.58

Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation	The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of the main of debt securities of financial trusts for which the Bank uses an internal model.

Composition	Fair value of	Valuation technique	Significant unobservable inputs	Range of inputs
	Level 3 Assets			12/31/2021
	12/31/2021			Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	321,674	Income approach (discounted cash flow)	Discount rate in pesos	43.32	46.14	%
Corporate bonds	792,124	Income approach (discounted cash flow)	Discount rate in pesos	26.19	40.99	%

Composition	Fair value of	Valuation technique	Significant unobservable inputs	Range of inputs
	Level 3 Assets			12/31/2020
	12/31/2020			Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	567,676	Income approach (discounted cash flow)	Discount rate in pesos	43.84	47.60	%

Summary of Effect of Changing the Significant Unobservable Inputs
The table below describes the effect of changing the significant unobservable inputs to reasonably possible alternatives. Sensitivity data were calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2021		12/31/2020
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Provisional Debt Securities of Financial Trusts	154	(152)	679	(663)
Corporate bonds	15,286	(14,091)

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2021 and 2020:

Composition	12/31/2021
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	172,332,578	172,332,578			172,332,578
Repo transactions	31,405,801	31,405,801			31,405,801
Other financial assets	33,069,312	33,069,312			33,069,312
Loans and other financing	352,361,088			327,385,535	327,385,535
Other debt securities	24,042,051	22,870,843	649,862	156,143	23,676,848
Financial assets delivered as guarantee	17,964,257	17,964,257			17,964,257

Total	631,175,087	277,642,791	649,862	327,541,678	605,834,331

Financial liabilities
Deposits	588,850,704	333,710,730		254,808,085	588,518,815
Other financial liabilities	67,935,119	66,489,254	1,434,811		67,924,065
Financing received from the BCRA and other financial entities	437,726	396,210	38,375		434,585
Issued corporate bonds	2,990,809		2,632,631		2,632,631
Subordinated corporate bonds	41,974,169		34,459,093		34,459,093

Total	702,188,527	400,596,194	38,564,910	254,808,085	693,969,189

Composition	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	196,175,043	196,175,043			196,175,043
Repo transactions	59,503,764	59,503,764			59,503,764
Other financial assets	27,593,415	27,593,415			27,593,415
Loans and other financing	388,555,757			362,198,537	362,198,537
Other debt securities	46,963,660	15,939,083	33,524,602	223,887	49,687,572
Financial assets delivered as guarantee	20,522,947	20,522,947			20,522,947

Total	739,314,586	319,734,252	33,524,602	362,422,424	715,681,278

Composition	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial liabilities
Deposits	737,714,203	366,882,887		370,411,513	737,294,400
Repo transactions	933,682	933,682			933,682
Other financial liabilities	74,287,265	72,269,553	2,009,484		74,279,037
Financing received from the BCRA and other financial entities	1,387,310	488,858	883,979		1,372,837
Issued corporate bonds	7,436,745		6,220,000		6,220,000
Subordinated corporate bonds	51,773,419		43,929,655		43,929,655

Total	873,532,624	440,574,980	53,043,118	370,411,513	864,029,611